Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	¥ 66,691